Share-Based Payments	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Share-Based Payments
NOTE 35. SHARE-BASED PAYMENTS
(a) Executive Incentive Plan (EIP)
Equity incentives are granted under the Executive Incentive Plan (EIP) which was approved by shareholders at the 2024 Annual General Meeting. In light of our increasing operations globally the Board reviewed the Company’s incentive arrangements to ensure that it continued to retain and motivate key executives in a manner that is aligned with members’ interests.
As a result of that review, an ‘umbrella’ EIP was adopted to which eligible executives are invited to apply for the grant of performance rights and/or options. Equity incentives granted in accordance with the EIP Rules are designed to provide meaningful remuneration opportunities and will reflect the importance of attracting and retaining a world-class management team. The Company endeavors to achieve simplicity and transparency in remuneration design, while also balancing competitive market practices in France, Germany, and Australia. The company grants Short Term Incentives (STIs) and Long-Term Incentives (LTIs) under the EIP. All the performance rights granted under the Executive Incentive Plan (EIP) once vested, are exercisable into ordinary shares with nil exercise price. The weighted average remaining contractual life of performance rights outstanding at the end of the period was 3.59 years.
Set out below are summaries of all STI and LTI performance rights granted under the EIP excluding the performance rights issued to non-executive directors:
Fiscal year ended June 30, 2026

Grant date	Fair Value	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Lapsed during the fiscal year Number	Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
November 26, 2021	0.490	1,200,000	—	(1,200,000)	—	—	—
November 26, 2021	0.490	1,500,000	—	(1,500,000)	—	—	—
December 1, 2021	0.290	966,666	—	(966,666)	—	—	—
December 16, 2022	0.330	1,112,334	—	(1,112,334)	—	—	—
January 31, 2024	0.350	258,064	—	(129,032)	—	129,032	—
November 22, 2024	0.305	2,700,000	—	—	—	2,700,000	—
November 22, 2024	0.305	3,600,000	—	—	—	3,600,000	—
November 22, 2024	0.305	3,200,000	—	—	—	3,200,000	—
December 5, 2024	0.310	1,700,000	—	—	—	1,700,000	—
October 13, 2025	0.290	—	758,059	(92,935)	—	665,124	—

Total		16,237,064	758,059	(5,000,967)	—	11,994,156	—
The weighted average share price on the exercising date during the financial year 2026 is $0.26.

Fiscal year ended June 30, 2025

Grant date	Fair Value	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Lapsed during the fiscal year Number	Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
November 26, 2021	0.490	3,600,000	—	(2,400,000)	—	1,200,000	—
November 26, 2021	0.490	4,500,000	—	(3,000,000)	—	1,500,000	—
December 1, 2021	0.290	1,933,333	—	(966,667)	—	966,666	—
December 16, 2022	0.330	1,112,334	—	—	—	1,112,334	834,250
January 31, 2024	0.350	1,343,856	—	—	(1,343,856)	—	—
January 31, 2024	0.350	1,381,012	—	(460,338)	(662,610)	258,064	—
November 22, 2024	0.305	—	2,700,000	—	—	2,700,000	—
November 22, 2024	0.305	—	3,600,000	—	—	3,600,000	—
November 22, 2024	0.305	—	3,200,000	—	—	3,200,000	—
December 5, 2024	0.310	—	1,700,000	—	—	1,700,000	—

Total		13,870,535	11,200,000	(6,827,005)	(2,006,466)	16,237,064	834,250

The weighted average share price on the exercising date during the financial year 2025 is $0.284.
Fiscal year ended June 30, 2024

Grant date	Fair Value	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Lapsed during the fiscal year Number	Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
October 1, 2021	0.550	17,699	—	(17,699)	—	—	—
November 26, 2021	0.490	3,600,000	—	—	—	3,600,000	1,200,000
November 26, 2021	0.490	4,500,000	—	—	—	4,500,000	1,500,000
November 26, 2021	0.490	2,900,000	—	(966,667)	—	1,933,333	—
December 16, 2022	0.330	1,112,334	—	—	—	1,112,334	556,167
January 31, 2024	0.350	—	1,343,856	—	—	1,343,856	—
January 31, 2024	0.350	—	1,381,012	—	—	1,381,012	—

Total		12,130,033	2,724,868	(984,366)	—	13,870,535	3,256,167

The weighted average share price on the exercising date during the financial year 2024 is $0.285.
The fair value at grant date for short term incentive (STI) and long-term incentives (LTI) performance rights is determined using a Black-Scholes option pricing model that takes into account the exercise price, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk-free interest rate for the term of the option
.

The model inputs for STI performance rights granted during the fiscal year ended June 30, 2026 included:

Grant date	October 13, 2025
Share price at grant date	$0.290
Expected price volatility of the Company’s shares	64%
Expected dividend yield	Nil
Risk-free interest rate	3.71%
The model inputs for STI performance rights granted during the fiscal year ended June 30, 2025 included:

Grant date	December 5, 2024	November 22, 2024
Share price at grant date	$0.31	$0.305
Expected price volatility of the Company’s shares	63%	63%
Expected dividend yield	Nil	Nil
Risk-free interest rate	3.88%	4.2%
The model inputs for STI performance rights granted during the fiscal year ended June 30, 2024 included:

Grant date	June 30, 2024*	January 31, 2024
Share price at grant date	$0.295	$0.35
Expected price volatility of the Company’s shares	62%	58%
Expected dividend yield	Nil	Nil
Risk-free interest rate	4.19%	3.68%

*
3,147,952 performance rights due to vest on October 1, 2024, 3,147,952 performance rights due to vest on October 1, 2025 and 447,952 performance rights due to vest on October 1, 2026 have not met the definition of grant date under AASB 2 (IFRS 2) - Share Based payments. Accordingly, the share-based expense recognized was using an estimate of the grant date fair value at June 30, 2024. The value will be re-assessed at each reporting date until grant date has been identified. For all tranches, the vesting conditions consist of service-based vesting conditions subject to certain defined corporate Key Performance Indicators (KPIs). The performance rights will expire, if not exercised, five years from the date of issue. There are no outstanding options under EIP at the beginning of the financial year 2024 and no option was granted during the year ended June 30, 2024.

Fair value of options granted
No
options were granted during the fiscal years ended June 30, 2026, June 30, 2025 and June 30, 2024. (b) Performance rights issued to non-executive
directors with shareholders’ approval
All the performance rights issued to
non-executive
directors are exercisable into ordinary shares with $nil exercising price. The weighted average remaining contractual life of performance rights outstanding at the end of the period was 4.09 years.
Fiscal year ended June 30, 2026

2026 Grant date	Type of Performance right granted	Fair Value*	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Lapsed during the fiscal year Number	Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
November 23, 2022	Director rights	0.310	777,778	—	(388,889)	—	388,889	—
October 24, 2023	Director rights	0.320	100,000	—	(50,000)	—	50,000	—
October 24, 2023	Director rights	0.320	333,334	—	(166,667)	—	166,667	—
November 27, 2025	Director rights	0.285	—	1,573,646	(250,000)	—	1,323,646	—
November 27, 2025	Director rights	0.285	—	2,058,631	—	—	2,058,631	—
November 27, 2025	Director rights	0.285	—	707,232	—	—	707,232	—

Total			1,211,112	4,339,509	(855,556)	—	4,695,065	—

The weighted average share price on the exercising date during the financial year 2026 is $0.26.

Fiscal year ended June 30, 2025

2025 Grant date	Type of Performance right granted	Fair Value*	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Lapsed during the fiscal year Number	Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
November 23, 2022	Director rights	0.310	1,166,667	—	(388,889)	—	777,778	—
December 1, 2021	Director rights	0.490	226,414	—	(226,414)	—	—	—
October 24, 2023	Director rights	0.320	178,356	—	(78,356)	—	100,000	—
October 24, 2023	Director rights	0.320	589,955	—	(256,621)	—	333,334	—

Total			2,161,392	—	(950,280)	—	1,211,112	—

The weighted average share price on the exercising date during the financial year 2025 is $0.332.
Fiscal year ended June 30, 2024

2024 Grant date	Type of Performance right granted	Fair Value*	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Lapsed during the fiscal year Number	Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
November 1, 2019	Director rights	0.280	500,000	—	(500,000)	—	—	—
November 23, 2022	Director rights	0.310	1,166,667	—	—	—	1,166,667	—
December 1, 2021	Director rights	0.490	226,414	—	—	—	226,414	113,207
October 24, 2023	Director rights	0.320	—	178,356	—	—	178,356	28,356
October 24, 2023	Director rights	0.320	—	589,955	—	—	589,955	89,954

Total			1,893,081	768,311	(500,000)	—	2,161,392	231,517

The weighted average share price on the exercising date during the financial year 2024 is $0.285.
On November 5, 2019, there was a 10 to 1 share consolidation. The number of performance rights and fair value in fiscal year 2026, 2025 and 2024 movement table have therefore been adjusted retrospectively for the share consolidation.

*	Fair value of performance rights granted
The fair value at grant date for the performance rights issued to non-executive
directors with shareholders’ approval is determined using a Black-Scholes option pricing model that takes into account the exercise price, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk-free interest rate for the term of the option.

The model inputs for STI performance rights granted during the fiscal year ended June 30, 2026 included:

Grant date	November 27, 2025
Share price at grant date	$0.285
Expected price volatility of the Company’s shares	62%
Expected dividend yield	Nil
Risk-free interest rate	4.05%
The model inputs for STI performance rights granted during the fiscal year ended June 30, 2024 included:

Grant date	June 30, 2024*	October 24, 2023
Share price at grant date	$0.295	$0.32
Expected price volatility of the Company’s shares	62%	56%
Expected dividend yield	Nil	Nil
Risk-free interest rate	4.11%	4.3%

*
Director performance rights granted during the year ended June 30, 2024 have not met the definition of grant date under AASB 2 (IFRS 2) - Share Based payments. Accordingly, the share-based expense recognized was using an estimate of the grant date fair value at June 30, 2024. The value will be re-assessed at the next reporting date as the grant date will be the 2024 AGM date.

(c) Options issued to other parties
During the fiscal year ended June 30, 2016, options were issued to Ridgeback Capital Investments and Trout Group LLC and were eligible to be exercised up to August
4
, 2025. The weighted average remaining contractual life of these options outstanding at the end of the period was nil as all of these options had been exercised.
Set out below is a summary of the options granted to both parties:

			Balance at	Granted	Exercised	Forfeited	Balance at	Vested and exercisable
			start of the	during the	during the	during the	end of the	at end of the
2026		Exercise	fiscal year	fiscal year	fiscal year	fiscal year	fiscal year	fiscal year
Grant date	Expiry date	price	Number	Number	Number	Number	Number	Number
July 31, 2015	August 4, 2025	0.24	847,600	—	(847,600)	—	—	—

Total			847,600	—	(847,600)	—	—	—

Fair value of options granted
No
option was granted durin
g the fiscal year ended June 30, 2026 (2025 – nil). The fair value at grant date is determined using a Black-Scholes option pricing model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk-free interest rate for the term of the option.
(d) Expenses arising from share-based payment transactions
Total expenses arising from share-based payment transactions recognized during the period as part of employee benefit expense were as follows:

	Consolidated
	June 30, 2026 A$	June 30, 2025 A$
Employee share-based payment expense	1,589,774	1,163,543

	1,589,774	1,163,543

Share-based payment transactions with employees are recognized during the period as a part of corporate and administrative expenses.